UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 04/30/2010

Item 1 – Report to Stockholders

BlackRock Enhanced Capital

and Income Fund, Inc. (CII)

SEMI-ANNUAL REPORT

APRIL 30, 2010 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Table of Contents
Page
Dear Shareholder	3
Semi-Annual Report:
Fund Summary	4
Derivative Instruments	6
Financial Statements:
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Officers and Directors	19
Additional Information	20
Section 19(b) Disclosure

BlackRock Enhanced Capital and Income Fund, Inc. (CII) (the “Fund”), acting pursuant to a Securities and Exchange Commission (“SEC”) exemptive order and with the approval of the Fund’s Board of Directors (the “Board”), has adopted a plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (“Plan”). In accordance with the Plan, the Fund currently distributes the fol-
lowing fixed amounts per share on a quarterly basis:

Exchange Symbol	Amount Per Common Share
CII	$ 0.485

The fixed amounts distributed per share are subject to change at the discretion of the Fund’s Board. Under its Plan, the Fund will distribute all avail-
able investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a monthly/quarterly basis, the Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly/quarterly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the
Fund to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the
Plan. The Fund’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate the Fund’s Plan without prior notice if it deems such actions to be in the best interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount. The Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, decreased market volatility, com-
panies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to the Fund’s prospectus for a more complete description of its risks.

Please refer to Additional Information for a cumulative summary of the Section 19(a) notices for the Fund’s current fiscal period. Section 19(a) notices for the Fund, as applicable, are available on the BlackRock website www.blackrock.com.

2 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher
(and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close,
Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an
“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of April 30, 2010	6-month	12-month
US equities (S&P 500 Index)	15.66%	38.84%
Small cap US equities (Russell 2000 Index)	28.17	48.95
International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder®
magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2010

BlackRock Enhanced Capital and Income Fund, Inc.

Investment Objective

BlackRock Enhanced Capital and Income Fund, Inc. (CII) (the “Fund”) seeks to provide investors with a combination of current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks in an attempt to generate current income and by employing a strategy of writing (selling) call options on any types of securities or instruments in which it may invest, including on individual securities and equity indexes in an attempt to generate gains from option premiums primarily on the S&P 500 Index.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2010, the Fund returned 22.09% based on market price and 12.59% based on net asset value (NAV). For the same period, the benchmark S&P 500 Value Index returned 17.98%. All returns reflect reinvestment of dividends. The Fund moved from a discount to
NAV to a premium by period-end, which accounts for the difference between performance based on price and performance based on NAV. The main detractor from Fund performance relative to the S&P 500 Value Index was the call option overlay strategy, which added income from the writing of the call options but had a negative impact as markets trended up and the call options lost value. Stock selection in the financials and consumer staples sectors also detracted from relative performance, as did the Fund’s underweights in consumer discretionary and industrials. The main contributor to relative performance for the six-month period was stock selection in the telecommunication services and utilities sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE					CII
	Initial Offering Date					April 30, 2004
	Yield on Closing Market Price as of April 30, 2010 ($15.77)[1]					12.30%
	Current Quarterly Distribution per share[2]					$0.485
	Current Annualized Distribution per share[2]					$1.940
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
	The table below summarizes the changes in the Fund’s market price and NAV per share:
		4/30/10	10/31/09	Change	High	Low
	Market Price	$15.77	$13.76	14.61%	$16.49	$13.76
	Net Asset Value	$15.22	$14.40	5.69%	$15.51	$14.22

The following charts show the ten largest holdings and sector allocations of the Fund’s long-term investments:

Ten Largest Holdings		Sector Allocations
			4/30/10	10/31/09
Maxim Integrated Products, Inc.	3%	Financials	17%	19%
Chevron Corp.	3	Information Technology	17	17
The Travelers Cos., Inc.	3	Consumer Staples	12	12
Qwest Communications International, Inc.	3	Health Care	11	13
Time Warner, Inc.	3	Industrials	10	9
Kimberly-Clark Corp.	3	Consumer Discretionary	9	6
Exxon Mobil Corp.	3	Energy	9	11
Kraft Foods, Inc.	3	Telecommunication Services	7	7
Intel Corp.	3	Utilities	4	3
LSI Corp.	2	Materials	4	3
		For Fund compliance purposes, the Fund’s sector classifications refer
		to any one or more of the sector sub-classifications used by one or
		more widely recognized market indexes or ratings group indexes,
		and/or as defined by Fund management. This definition may not
		apply for purposes of this report, which may combine sector sub-
		classifications for reporting ease.

4 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Derivative Financial Instruments

The Fund may invest in various derivative instruments, including options as specified in Note 2 of the Notes to Financial Statements, which con-
stitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of secu-
rities or to hedge market, equity, credit, foreign currency exchange rate and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction or illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the invest-

ment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause a Fund to hold a security that they might other-
wise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Aerospace & Defense — 5.3%
Honeywell International, Inc.		318,600	$ 15,123,942
Northrop Grumman Corp.		182,200	12,358,626
Raytheon Co.		125,100	7,293,330
			34,775,898
Capital Markets — 3.8%
Invesco Ltd.		634,500	14,587,155
Morgan Stanley		352,913	10,665,031
			25,252,186
Chemicals — 1.9%
E.I. du Pont de Nemours & Co.		317,400	12,645,216
Commercial Banks — 1.5%
Wells Fargo & Co.		305,800	10,125,038
Communications Equipment — 0.9%
Nokia Oyj — ADR		489,800	5,955,968
Computers & Peripherals — 1.5%
Hewlett-Packard Co.		184,792	9,603,640
Diversified Financial Services — 4.8%
Bank of America Corp. (a)		517,600	9,228,808
Citigroup, Inc. (b)		1,657,400	7,242,838
JPMorgan Chase & Co. (a)		361,439	15,390,073
			31,861,719
Diversified Telecommunication Services — 6.8%
AT&T, Inc. (a)		474,200	12,357,652
Qwest Communications International, Inc.		3,407,801	17,822,799
Verizon Communications, Inc.		500,200	14,450,778
			44,631,229
Electric Utilities — 2.6%
FPL Group, Inc.		145,144	7,554,745
The Southern Co.		284,000	9,815,040
			17,369,785
Electrical Equipment — 1.6%
Emerson Electric Co.		203,100	10,607,913
Food & Staples Retailing — 1.2%
Walgreen Co.		219,000	7,697,850
Food Products — 6.8%
General Mills, Inc.		196,671	13,999,042
Kraft Foods, Inc.		560,000	16,576,000
Unilever NV — ADR		468,132	14,165,674
			44,740,716
Household Products — 3.5%
Clorox Co. (a)		99,500	6,437,650
Kimberly-Clark Corp.		273,100	16,730,106
			23,167,756
IT Services — 2.0%
International Business Machines Corp.		100,953	13,022,937
Industrial Conglomerates — 1.0%
General Electric Co.		367,200	6,925,392
Portfolio Abbreviation
ADR	American Depositary Receipts

Common Stocks	Shares	Value
Insurance — 6.7%
ACE Ltd.	249,100	$ 13,249,629
MetLife, Inc.	268,025	12,216,580
The Travelers Cos., Inc.	372,830	18,917,394
		44,383,603
Integrated Oil & Gas — 5.5%
Chevron Corp. (a)	239,900	19,537,456
Exxon Mobil Corp.	244,500	16,589,325
		36,126,781
Machinery — 2.0%
Deere & Co.	226,100	13,525,302
Media — 4.7%
Comcast Corp. Special, Class A	733,100	13,818,935
Time Warner, Inc.	512,500	16,953,500
		30,772,435
Metals & Mining — 2.0%
Nucor Corp.	288,900	13,092,948
Multi-Utilities — 1.4%
Dominion Resources, Inc.	228,400	9,547,120
Oil & Gas Equipment & Services — 2.0%
Halliburton Co.	420,489	12,887,988
Oil & Gas Exploration & Production — 1.0%
Occidental Petroleum Corp.	77,200	6,844,553
Pharmaceuticals — 10.5%
Bristol-Myers Squibb Co. (a)	622,400	15,740,496
Eli Lilly & Co.	412,100	14,411,137
Johnson & Johnson	148,200	9,529,260
Merck & Co., Inc.	426,800	14,955,072
Pfizer, Inc.	861,500	14,404,280
		69,040,245
Semiconductors & Semiconductor
Equipment — 10.9%
Analog Devices, Inc. (a)	478,000	14,306,540
Intel Corp.	710,878	16,229,345
LSI Corp. (b)	2,628,100	15,821,162
Maxim Integrated Products, Inc.	1,011,000	19,633,620
Micron Technology, Inc. (b)	629,800	5,888,630
		71,879,297
Software — 0.9%
Microsoft Corp.	183,814	5,613,679
Specialty Retail — 3.9%
Home Depot, Inc.	391,400	13,796,850
Limited Brands, Inc.	453,500	12,153,800
		25,950,650
Total Long-Term Investments
(Cost — $663,427,113) — 96.7%		638,047,844
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.13% (c)(d)	20,480,378	20,480,378
Total Short-Term Securities
(Cost — $20,480,378) — 3.1%		20,480,378
Total Investments Before Outstanding
Options Written (Cost — $683,907,491*) — 99.8%		658,528,222

See Notes to Financial Statements.

6 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options Written — (0.7)%
AT&T Inc., Strike Price $26, Expires 5/22/10	100	$ (4,350)
Bank of America Corp.:
Strike Price $17, Expires 5/22/10	775	(86,412)
Strike Price $19, Expires 6/19/10	1,050	(48,300)
Bristol-Myers Squibb Co.:
Strike Price $26, Expires 5/22/10	1,340	(30,150)
Strike Price $27, Expires 5/22/10	1,300	(8,450)
Citigroup, Inc., Strike Price $5, Expires 5/22/10	1,000	(4,500)
Clorox Co., Strike Price $65, Expires 5/22/10	350	(34,125)
Comcast Corp. Special, Class A:
Strike Price $17, Expires 5/22/10	2,075	(383,875)
Strike Price $18, Expires 5/22/10	500	(51,250)
Deere & Co., Strike Price $60, Expires 5/22/10	1,400	(281,400)
E.I. du Pont de Nemours & Co.,
Strike Price $39, Expires 5/22/10	2,380	(304,640)
Eli Lilly & Co.:
Strike Price $37, Expires 5/22/10	335	(1,508)
Strike Price $36, Expires 6/19/10	1,030	(40,170)
Emerson Electric Co., Strike Price $50,
Expires 5/22/10	100	(28,750)
FPL Group, Inc., Strike Price $50,
Expires 5/22/10	870	(202,275)
General Mills, Inc.:
Strike Price $72.50, Expires 5/22/10	725	(34,438)
Strike Price $75, Expires 5/22/10	725	(5,438)
Halliburton Co., Strike Price $32,
Expires 5/22/10	1,070	(100,045)
Hewlett-Packard Co.:
Strike Price $52.50, Expires 5/22/10	535	(62,060)
Strike Price $55, Expires 5/22/10	100	(3,750)
Home Depot, Inc.:
Strike Price $33, Expires 5/22/10	735	(188,160)
Strike Price $34, Expires 5/22/10	1,640	(292,740)
Strike Price $35, Expires 5/22/10	105	(12,075)
Honeywell International, Inc.:
Strike Price $44, Expires 5/22/10	650	(237,250)
Strike Price $46, Expires 5/22/10	1,105	(208,845)
Intel Corp.:
Strike Price $23, Expires 5/22/10	750	(29,625)
Strike Price $25, Expires 6/19/10	1,660	(27,390)
Strike Price $25, Expires 7/17/10	150	(5,325)
Invesco Ltd., Strike Price $22.50, Expires 5/22/10	2,040	(193,800)
JPMorgan Chase & Co.:
Strike Price $44, Expires 5/22/10	950	(77,425)
Strike Price $47, Expires 5/22/10	275	(3,988)
Strike Price $46, Expires 6/19/10	750	(60,375)
Kimberly-Clark Corp., Strike Price $62.50,
Expires 5/22/10	130	(5,200)
Kraft Foods, Inc.:
Strike Price $30, Expires 5/22/10	1,440	(57,600)
Strike Price $31, Expires 6/19/10	730	(20,805)
Limited Brands, Inc., Strike Price $25,
Expires 5/22/10	250	(55,000)
Maxim Integrated Products, Inc.,
Strike Price $20, Expires 5/22/10	1,350	(43,875)
Merck & Co., Inc.:
Strike Price $37, Expires 5/22/10	200	(5,400)
Strike Price $38, Expires 5/22/10	1,700	(18,700)
Strike Price $39, Expires 5/22/10	450	(2,250)

Options Written	Contracts	Value
Exchange-Traded Call Options Written (concluded)
MetLife, Inc., Strike Price $42, Expires 5/22/10	930	$ (378,975)
Micron Technology, Inc.:
Strike Price $11, Expires 5/22/10	750	(5,625)
Strike Price $11, Expires 6/19/10	1,450	(30,450)
Microsoft Corp., Strike Price $32,
Expires 5/22/10	900	(9,450)
Morgan Stanley, Strike Price $30,
Expires 5/22/10	1,250	(163,125)
Nucor Corp., Strike Price $46, Expires 5/22/10	1,010	(92,920)
Occidental Petroleum Corp.,
Strike Price $85, Expires 5/22/10	390	(199,875)
Pfizer, Inc., Strike Price $18, Expires 5/22/10	1,500	(8,250)
Raytheon Co., Strike Price $57.50,
Expires 5/22/10	750	(114,375)
Time Warner, Inc.:
Strike Price $32, Expires 5/22/10	250	(37,500)
Strike Price $33, Expires 5/22/10	100	(8,750)
Strike Price $33, Expires 6/19/10	2,470	(296,400)
Unilever NV, Strike Price $30, Expires 5/22/10	1,100	(82,500)
Verizon Communications, Inc.,
Strike Price $31, Expires 5/22/10	1,200	(3,000)
Wells Fargo & Co.:
Strike Price $32, Expires 5/22/10	1,515	(248,460)
Strike Price $33, Expires 5/22/10	167	(26,052)
Total Exchange-Traded Call Options Written		(4,967,421)
Over-the-Counter Call Options Written — (0.7)%
ACE Ltd.:
Strike Price $53.25, Expires 5/13/10,
Broker Jeffries & Co., Inc.	180	(10,674)
Strike Price $53.53, Expires 6/08/10,
Broker Credit Suisse International	700	(63,070)
AT&T Inc.:
Strike Price $26.36, Expires 5/14/10,
Broker UBS AG	550	(8,968)
Strike Price $25.97, Expires 5/21/10,
Broker UBS AG	975	(40,129)
Strike Price $26.72, Expires 5/28/10,
Broker Morgan Stanley Capital Services, Inc.	970	(12,029)
Strike Price $26.51, Expires 6/04/10,
Broker Credit Suisse International	15	(310)
Analog Devices, Inc.:
Strike Price $31, Expires 5/22/10,
Broker Barclays Bank Plc	100	(5,545)
Strike Price $30.44, Expires 6/04/10,
Broker Goldman Sachs Bank USA	1,575	(144,185)
Chevron Corp.:
Strike Price $81.35, Expires 5/27/10,
Broker Credit Suisse International	705	(120,993)
Strike Price $81.13, Expires 6/02/10,
Broker UBS AG	1,095	(224,782)
Citigroup, Inc.:
Strike Price $4.56, Expires 5/28/10,
Broker Goldman Sachs Bank USA	5,000	(78,555)
Strike Price $4.89, Expires 6/11/10,
Broker UBS AG	3,115	(35,390)
Clorox Co., Strike Price $65.21, Expires 5/10/10,
Broker Credit Suisse International	390	(17,577)

See Notes to Financial Statements.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options Written (continued)
Deere & Co., Strike Price $59.42, Expires 5/12/10,
Broker Credit Suisse International	300	$ (47,655)
Dominion Resources, Inc.:
Strike Price $41.53, Expires 5/04/10,
Broker UBS AG	569	(20,527)
Strike Price $41.95, Expires 5/14/10,
Broker UBS AG	1,140	(41,768)
Eli Lilly & Co.:
Strike Price $36.55, Expires 5/20/10,
Broker Barclays Bank Plc	750	(8,550)
Strike Price $36.50, Expires 5/22/10,
Broker Barclays Bank Plc	150	(2,055)
Emerson Electric Co., Strike Price $49.25,
Expires 5/21/10, Broker Credit Suisse International	620	(192,599)
Exxon Mobil Corp., Strike Price $69.03,
Expires 6/10/10, Broker JPMorgan Chase Bank NA	1,835	(216,989)
FPL Group, Inc., Strike Price $48.30, Expires 5/04/10,
Broker Morgan Stanley Capital Services, Inc.	214	(80,293)
General Electric Co., Strike Price $18.10,
Expires 5/13/10, Broker UBS AG	2,750	(247,506)
Halliburton Co., Strike Price $35.27,
Expires 6/11/10, Broker UBS AG	1,240	(45,348)
Hewlett-Packard Co., Strike Price $53.99,
Expires 6/08/10, Broker Morgan Stanley
Capital Services, Inc.	381	(30,631)
Home Depot, Inc., Strike Price $35.55,
Expires 6/04/10, Broker UBS AG	455	(38,868)
Intel Corp., Strike Price $22.41, Expires 5/10/10,
Broker Morgan Stanley Capital Services, Inc.	1,350	(81,672)
International Business Machines Corp.,
Strike Price $131.91, Expires 6/08/10,
Broker UBS AG	550	(90,233)
Invesco Ltd., Strike Price $20.99, Expires 5/10/10,
Broker Morgan Stanley Capital Services, Inc.	180	(36,883)
Johnson & Johnson, Strike Price $65.70,
Expires 6/14/10, Broker Citibank NA	1,110	(67,074)
Kimberly-Clark Corp.:
Strike Price $63.50, Expires 5/22/10,
Broker Jeffries & Co., Inc.	1,000	(12,632)
Strike Price $62.69, Expires 6/10/10,
Broker JPMorgan Chase Bank NA	370	(19,231)
Kraft Foods, Inc.:
Strike Price $29.75, Expires 5/10/10,
Broker Barclays Bank Plc	430	(12,121)
Strike Price $30.45, Expires 5/27/10,
Broker Goldman Sachs Bank USA	1,600	(41,746)
LSI Corp.:
Strike Price $6.51, Expires 5/13/10,
Broker Deutsche Bank AG	5,050	(45,208)
Strike Price $6.32, Expires 5/14/10,
Broker UBS AG	5,000	(73,535)
Strike Price $6.31, Expires 6/04/10,
Broker Credit Suisse International	2,100	(32,197)
Strike Price $6.68, Expires 6/25/10,
Broker Deutsche Bank AG	2,300	(47,474)
Limited Brands, Inc., Strike Price $23.42,
Expires 5/05/10, Broker UBS AG	2,240	(981,120)

Options Written	Contracts	Value
Over-the-Counter Call Options Written (concluded)
Maxim Integrated Products, Inc.:
Strike Price $19.40, Expires 5/04/10,
Broker Morgan Stanley Capital Services, Inc.	2,000	$ (46,356)
Strike Price $21.16, Expires 6/02/10,
Broker Morgan Stanley Capital Services, Inc.	1,170	(22,410)
Strike Price $20.63, Expires 6/04/10,
Broker Goldman Sachs Bank USA	1,040	(20,069)
Microsoft Corp., Strike Price $29.43,
Expires 5/04/10, Broker Credit Suisse International	470	(52,148)
Nokia Oyj, Strike Price $15.56, Expires 5/28/10,
Broker Citibank NA	1,700	(9,960)
Northrop Grumman Corp., Strike Price $69.30,
Expires 6/25/10, Broker UBS AG	1,360	(171,333)
Occidental Petroleum Corp., Strike Price $86.50,
Expires 5/22/10, Broker Jeffries & Co., Inc.	35	(14,053)
Qwest Communications International Inc.:
Strike Price $4.85, Expires 5/04/10,
Broker Citibank NA	6,300	(239,400)
Strike Price $5.01, Expires 5/10/10,
Broker Citibank NA	6,230	(146,754)
Strike Price $5.40, Expires 5/17/10,
Broker Morgan Stanley Capital Services, Inc.	6,210	(38,570)
The Southern Co.:
Strike Price $33.66, Expires 5/14/10,
Broker Morgan Stanley Capital Services, Inc.	345	(30,947)
Strike Price $34, Expires 6/11/10,
Broker Goldman Sachs Bank USA	1,780	(134,638)
The Travelers Cos., Inc.:
Strike Price $53.80, Expires 5/05/10,
Broker Morgan Stanley Capital Services, Inc.	960	(574)
Strike Price $51.30, Expires 6/10/10,
Broker Citibank NA	345	(42,084)
Unilever NV, Strike Price $31.20, Expires 5/27/10,
Broker Credit Suisse International	550	(11,367)
Verizon Communications, Inc., Strike Price $31.71,
Expires 5/18/10, Broker UBS AG	1,550	(1,125)
Walgreen Co., Strike Price $36.31, Expires 6/02/10,
Broker Citibank NA	765	(27,599)
Total Over-the-Counter Call Options Written		(4,285,509)
Total Options Written
(Premiums Received — $9,182,967) — (1.4)%		(9,252,930)
Total Investments, Net of Outstanding Options Written — 98.4%		649,275,292
Other Assets Less Liabilities — 1.6%		10,321,068
Net Assets — 100.0%		$ 659,596,360

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 709,423,994
Gross unrealized appreciation	$ 9,657,668
Gross unrealized depreciation	(60,553,440)
Net unrealized depreciation	$ (50,895,772)

See Notes to Financial Statements.

8 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(a) All or a portion of security has been pledged as collateral in connection with open options written.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

	Shares Held at		Shares Held at
	October 31,	Net	April 30,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	24,567,455	(4,087,077)	20,480,378	$13,620

(d) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely rec-
ognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.
The following tables summarize the inputs used as of April 30, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	$ 638,047,844	—	—	$ 638,047,844
Short-Term
Securities	20,480,378	—	—	20,480,378
Total	$ 658,528,222	—	—	$ 658,528,222

[1]	See above Schedule of Investments for values in each industry.
Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities	$(4,967,421) $(4,285,509)		—	$(9,252,930)
[2]	Other financial instruments are options, which are shown at value.

See Notes to Financial Statements.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $663,427,113)	$ 638,047,844
Investments at value — affiliated (cost — $20,480,378)	20,480,378
Cash collateral for options written	2,857,055
Foreign currency at value (cost — $9,142)	7,283
Investments sold receivable	10,735,084
Dividends receivable	1,156,863
Options written receivable	230,443
Prepaid expenses	55,894
Total assets	673,570,844
Liabilities
Bank overdraft	2,085,148
Options written at value (premiums received — $9,182,967)	9,252,930
Investments purchased payable	2,043,952
Investment advisory fees payable	493,113
Other affiliates payable	4,027
Officer’s and Directors’ fees payable	1,056
Other accrued expenses payable	94,258
Total liabilities	13,974,484
Net Assets	$ 659,596,360
Net Assets Consist of
Paid-in capital	$ 814,133,907
Accumulated distributions in excess of net investment income	(35,184,794)
Accumulated net realized loss	(93,901,661)
Net unrealized appreciation/depreciation	(25,451,092)
Net Assets	$ 659,596,360
Net Asset Value
Based on net assets of $659,596,360 and 43,351,458 shares outstanding, 200 million shares authorized, $0.10 par value	$ 15.22

See Notes to Financial Statements.

10 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Statement of Operations
Six Months Ended April 30, 2010 (Unaudited)
Investment Income
Dividends	$ 9,642,511
Foreign taxes withheld	(40,829)
Income — affiliated	13,586
Interest	34
Total income	9,615,302
Expenses
Investment advisory	2,750,580
Accounting services	90,511
Transfer agent	41,972
Officer and Directors	33,745
Printing	31,696
Professional	30,706
Custodian	28,561
Registration	7,526
Miscellaneous	29,479
Total expenses	3,044,776
Less fees waived by advisor	(9,346)
Total expenses after fees waived	3,035,430
Net investment income	6,579,872
Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	24,089,661
Options written	13,738,040
37,827,701
Net change in unrealized appreciation/depreciation on:
Investments	35,367,396
Options written	(2,886,276)
Foreign currency transactions	(126)
32,480,994
Total realized and unrealized gain	70,308,695
Net Increase in Net Assets Resulting from Operations	$ 76,888,567

See Notes to Financial Statements.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Statements of Changes in Net Assets
	Six Months	Year
	Ended	Ended
	April 30, 2010	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 6,579,872	$ 12,296,699
Net realized gain (loss)	37,827,701	(51,444,075)
Net change in unrealized appreciation/depreciation	32,480,994	148,309,201
Net increase in net assets resulting from operations	76,888,567	109,161,825
Dividends and Distributions to Shareholders From
Net investment income	(41,764,666)	(12,510,205)
Net realized gain	—	(50,728,478)
Tax return of capital	—	(19,660,314)
Decrease in net assets resulting from dividends and distributions to shareholders	(41,764,666)	(82,898,997)
Capital Share Transactions
Value of shares resulting from reorganization	—	420,968,153
Reinvestment of common dividends	6,010,745	3,234,875
Net increase in net assets derived from capital share transactions	6,010,745	424,203,028
Net Assets
Total increase in net assets	41,134,646	450,465,856
Beginning of period	618,461,714	167,995,858
End of period	$ 659,596,360	$ 618,461,714
Accumulated distributions in excess of net investment income	$ (35,184,794)	—

See Notes to Financial Statements.

12 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Financial Highlights
			Period				Period
	Six Months	Year	January 1,				April 30,
	Ended	Ended	2008 to				2004[1] to
				Year Ended December 31,
	April 30, 2010	October 31,	October 31,				December 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 14.40	$ 13.78	$ 21.36	$ 22.91	$ 20.31	$ 20.76	$ 19.10[2]
Net investment income	0.15[3]	0.29[3]	0.23[3]	0.31[3]	0.37[3]	0.46[3]	0.46
Net realized and unrealized gain (loss)	1.64	2.27	(6.36)	0.58	3.69	0.29	1.84
Net increase (decrease) from investment operations	1.79	2.56	(6.13)	0.89	4.06	0.75	2.30
Dividends and distributions from:
Net investment income	(0.97)	(0.29)	(0.23)	(0.34)	(0.33)	(0.47)	(0.48)
Net realized gain	—	(1.19)	(0.62)	(2.10)	(1.13)	(0.73)	(0.11)
Tax return of capital	—	(0.46)	(0.60)	—	—	—	(0.01)
Total dividends and distributions	(0.97)	(1.94)	(1.45)	(2.44)	(1.46)	(1.20)	(0.60)
Capital charges with respect to the issuance of shares	—	—	—	—	—	—	(0.04)
Net asset value, end of period	$ 15.22	$ 14.40	$ 13.78	$ 21.36	$ 22.91	$ 20.31	$ 20.76
Market price, end of period	$ 15.77	$ 13.76	$ 12.37	$ 20.06	$ 20.41	$ 17.21	$ 18.32
Total Investment Return[4]
Based on net asset value	12.59%[5]	22.01%	(29.46)%[5]	4.79%	21.70%	4.69%	12.30%[5]
Based on market price	22.09%[5]	29.88%	(32.58)%[5]	10.47%	27.95%	0.52%	(5.36)%[5]
Ratios to Average Net Assets
Total expenses	0.94%[6]	0.95%	1.10%[6]	1.96%	3.54%	2.96%	2.19%[6]
Total expenses after fees waived and paid indirectly	0.94%[6]	0.95%	1.10%[6]	1.96%	3.54%	2.96%	1.96%[6]
Total expenses after fees waived and paid indirectly
and excluding interest expense	0.94%[6]	0.95%	1.01%[6]	1.19%	1.42%	1.47%	1.20%[6]
Net investment income	2.03%[6]	1.10%	1.46%[6]	1.36%	1.75%	2.28%	3.52%[6]
Supplemental Data
Net assets, end of period (000)	$ 659,596	$ 618,462	$ 167,996	$ 260,385	$ 279,272	$ 260,638	$ 266,345
Borrowings outstanding, end of period (000)	—	—	—	—	$ 100,000	$ 109,000	$ 109,000
Average borrowings outstanding, during the period (000)	—	—	—	$ 38,788	$ 107,504	$ 109,000	$ 98,750
Portfolio turnover	109%	138%	45%	63%	38%	61%	20%
Asset coverage, end of period per $1,000	—	—	—	—	$ 3,793	$ 3,391	$ 3,444

1 Commencement of operations. This information includes the initial investment by BlackRock Investment Managers, LLC.
2 Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from initial offering price of $20.00 per share.
3 Based on average shares outstanding.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Enhanced Capital and Income Fund, Inc. (“CII”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as diversified, closed-end management investment company.
The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America ("US GAAP"), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Board of Directors of the Fund, are referred to throughout this report as the “Board of Directors” or the
“Board.” The Fund determines and makes available for publication the net asset value of its Common Shares on a daily basis.

CII Reorganization: The Board and the shareholders of each of
BlackRock Enhanced Equity Yield Fund, Inc. (“EEF”), BlackRock
Enhanced Equity Yield and Premium Fund, Inc. (“ECV”) (the “Target
Funds”) and CII approved the reorganization of each Target Fund into
CII (the “Reorganizations”). The Reorganizations were tax-free events and were effective as of the opening for business of the New York
Stock Exchange (“NYSE”) on November 3, 2008.

Target Funds EEF ECV	Acquiring Fund CII CII

Under the agreement and plan of reorganization between each Target
Fund and CII, the shares of each Target Fund (“Target Fund Shares”)
were exchanged for CII shares. The conversion ratios for Target Fund
Shares were as follows:

EEF/CII	0.80653563
ECV/CII	0.81144752

The net assets of CII before and after the Reorganizations and CII shares issued and Target Fund Shares redeemed in connection with the
Reorganizations were as follows:

	Net Assets	Net Assets
Acquiring	After the	Prior to the	Shares	Target Funds
Fund	Reorganizations Reorganizations		Issued	Shares Redeemed
CII	$591,399,963	$170,431,810	30,542,706	37,766,622

Included in the net assets acquired by CII were the following compo-
nents:

	Paid-in	Realized	Net Unrealized
Target Funds	Capital	Loss	Depreciation	Net Assets
EEF	$329,483,362	$(16,478,636)	$(80,066,510)	$232,938,216
ECV	$270,207,354	$(15,306,983)	$(66,870,434)	$188,029,937

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value, using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a rec-
ognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recog-
nized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be value at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Fund’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to deter-
mine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the
NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatili-
ty or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Each business day, the Fund uses a pricing service selected under the supervision of the
Fund’s Board to assist with the valuation of certain foreign exchange-
traded equity securities and foreign exchange-traded and OTC options
(the “Systematic Fair Value Price”). Using current market factors, the
Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the
NYSE, which follows the close of the local markets.

14 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Notes to Financial Statements (continued)

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates deter-
mined as of the close of business on the New York Stock Exchange
(“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settle-
ment date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are val-
ued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Foreign Currency Transactions: The Fund’s books and records are main-
tained in US dollars. Foreign currency amounts are translated into US dollars as follows: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the US dollar rises in value against foreign currency, the Fund’s invest-
ments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such com-
ponents are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., written options), the
Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has require-
ments to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Fund has determined the ex-dividend date.
Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notifica-
tion from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the two years ended December 31, 2007, the period ended October 31, 2008 and the year ended October 31, 2009. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax posi-
tions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements, which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level
3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal years beginning after December
15, 2009, and interim periods within those fiscal years, except for dis-
closures about purchases, sales, issuances and settlements in the roll-
forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Notes to Financial Statements (continued)

periods within those fiscal years. The impact of this guidance on the
Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund are charged to the Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the returns of the Fund and to economically hedge, or pro-
tect, its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not per-
form under the contract. The Fund may mitigate counterparty risk through master netting agreements included within an International Swap and
Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and separately each of its counterparties. The ISDA Master Agreement allows the Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each separate counterparty. The amount of collateral moved to/from applica-
ble counterparties is based upon minimum transfer amounts of up to
$500,000. To the extent amounts due to the Fund from its counterpar-
ties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1
“Segregation and Collateralization” for information with respect to coll-
ateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the
Fund do not give rise to counterparty credit risk, as options written obligate the Fund to perform and not the counterparty. Certain ISDA
Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to underlying instruments (equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell
(when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Fund purchases
(writes) an option, an amount equal to the premium paid (received)
by the Fund is reflected as an asset (liability). The amount of the asset
(liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is pur-
chased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a clos-
ing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,”
meaning that the Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

The Fund may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid
(or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the
Portfolios but not yet delivered, or committed or anticipated to be purchased by the Portfolios.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of an option written could result in the
Fund purchasing or selling a security at a price different from the current market value. The Fund may execute transactions in both listed and OTC options.

16 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Notes to Financial Statements (continued)

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of April 30, 2010

Liability Derivatives
Statements
of Assets and
Liabilities
	Location	Value
Equity contracts	Options written at value	$ 9,252,930

The Effect of Derivative Instruments on the Statement of Operations
Six Months Ended April 30, 2010

Net Realized Gain from

Options*
Equity contracts	$13,734,817

Net Change in Unrealized Appreciation/Depreciation on

Options
Equity contracts	$ (2,886,276)

* Includes options purchased which are shown in the net realized gain (loss)
from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Options:
Average number of contracts purchased	800
Average number of contracts written	133,031
Average notional value of contracts purchased	$ 2,480,000
Average notional value of contracts written	$347,562,410

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but
BAC and Barclays are not.

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the manage-
ment of the Fund’s portfolio and provides the necessary personnel, facil-
ities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.85% of the Fund’s average daily net assets.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies, if any. This amount is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) and BlackRock
Financial Management, Inc. (“BFM”) affiliates of the Manager. The
Manager pays BIM and BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended April 30, 2010, the Fund reimbursed the
Manager $6,185 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended April 30, 2010, were $684,894,471 and
$697,837,627, respectively.

Transactions in options written for the six months ended April 30, 2010, were as follows:

	Calls	Premiums
	Contracts	Received
Outstanding options at
beginning of period	117,087	$ 9,193,459
Options written	432,706	31,498,444
Options exercised	(217,526)	(15,896,581)
Options closed	(63,460)	(4,622,817)
Options expired	(136,391)	(10,989,538)
Outstanding options at end
of period	132,416	$ 9,182,967

As of April 30, 2010, the value of portfolio securities subject to cover call options written was $345,587,409.

5. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The Fund manages counter-
party risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Notes to Financial Statements (concluded)

assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterpar-
ties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

6. Capital Share Transactions:

The Fund is authorized to issue 200 million of $0.10 par value shares, all of which were initially classified as Common Shares.

Common Shares
At April 30, 2010, 24,887 shares were owned by an affiliate of the
Manager.

Shares issued and outstanding increased by 398,146 for the six months ended April 30, 2010 and 221,870 for the year ended October 31,
2009 as a result of dividend reinvestment.

7. Capital Loss Carryforwards:

As of October 31, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires October 31,
2016	$ 26,706,998
2017	79,505,861
Total	$106,212,859

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Fund paid a distribution in the amount of $0.485 per share on
June 30, 2010 to shareholders of record on June 15, 2010.

18 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Director
Richard S. Davis, Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

BlackRock Financial Management, Inc.
New York, NY 10055

Custodian
Brown Brothers, Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective January 1, 2010, Kent Dixon, a Director of the Fund, retired.

Effective March 31, 2010, G. Nicholas Beckwith, III, a Director of the Fund, resigned.

The Fund’s Board of Directors extends its best wishes to both Mr. Dixon and Mr. Beckwith.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Additional Information

General Information

The Fund does not make available copies of its Statements of Additional
Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information of the Fund has not been updated after completion of the Fund’s offerings and the information contained in the Fund’s Statement of Additional Information may have become outdated.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to deter-
mine how to vote proxies relating to portfolio securities is available (1)
without charge, upon request, by calling toll-free (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

20 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

Additional Information (continued)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

April 30, 2010
		Total Cumulative Distributions			% Breakdown of the Total Cumulative
		for the Fiscal Year				Distributions for the Fiscal Year
	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
CII	$0.125728	—	$0.844272	$0.970000	13%	0%	87%	100%

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.

APRIL 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

22 BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC. APRIL 30, 2010

This report is transmitted to shareholders only. It is not a pro-
spectus. Past performance results shown in this report should not be considered a representation of future performance.
Statements and other information herein are as dated and
are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

12(c) – Notices to the registrant’s common shareholders in accordance with 1940 Act Section 19(a)
and Rule 19a-11

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The
Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: June 28, 2010